Financial Statement Schedule I - STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements
Net revenues	$ 3,476,495	$ 3,200,583	$ 3,744,512
Cost of revenues	2,786,581	2,482,086	2,969,430
Gross profit	689,914	718,497	775,082
Operating expenses:
General and administrative expenses	225,597	242,783	245,376
Research and development expenses	45,167	47,045	44,193
Other operating loss, net	(25,523)	(10,536)	(44,546)
Total operating expenses	469,484	459,618	410,425
Income (loss) from operations	220,430	258,879	364,657
Other income (expenses):
Interest expense	(71,874)	(81,326)	(106,032)
Interest income	9,306	12,039	11,207
(Loss) gain on change in fair value of derivatives, net	50,001	(22,218)	(19,230)
Foreign exchange gain (loss)	(64,820)	10,370	6,529
Investment (loss) gain	(8,559)	1,929	41,361
Other income (expenses), net:	(85,946)	(79,206)	(66,165)
Income (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	134,484	179,673	298,492
Income tax (expense) benefit	1,983	(42,066)	(61,969)
Net income attributable to Canadian Solar Inc.	146,703	171,585	237,070
Reportable Legal Entities [Member] | Parent Company
Condensed Financial Statements
Net revenues	2,170	4,351	86,755
Cost of revenues		4,188	53,926
Gross profit	2,170	163	32,829
Operating expenses:
Selling and distribution expenses	2,174	1,727	2,518
General and administrative expenses	49,688	29,093	18,970
Research and development expenses	692	462	795
Other operating loss, net			77
Total operating expenses	52,554	31,282	22,360
Income (loss) from operations	(50,384)	(31,119)	10,469
Other income (expenses):
Interest expense	(9,628)	(3,005)	(9,170)
Interest income	30,536	25,272	32,370
(Loss) gain on change in fair value of derivatives, net	25,341	(5,193)	(2,671)
Foreign exchange gain (loss)	13,768	(11,318)	22,255
Investment (loss) gain		(116,879)
Other income (expenses), net:	60,017	(111,123)	42,784
Income (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	9,633	(142,242)	53,253
Income tax (expense) benefit	(34,223)	5,230	(12,133)
Equity in earnings of subsidiaries	171,293	308,597	195,950
Net income attributable to Canadian Solar Inc.	$ 146,703	$ 171,585	$ 237,070